Stock-Based Compensation - Black-Scholes valuation model Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value assumptions:
Expected dividend yield	0.00%
Minimum
Fair value assumptions:
Expected term (in years)			5 years
Maximum
Fair value assumptions:
Expected term (in years)			5 years 9 months 18 days
Stock options
Fair value assumptions:
Risk-free interest rate, Minimum	3.40%	3.50%	1.40%
Risk-free interest rate, Maximum	4.60%	4.70%	4.10%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, Minimum	81.40%	71.10%	55.00%
Expected volatility, Maximum	83.10%	83.10%	70.80%
Weighted-average grant date fair value per share (in dollars per share)	$ 14.43	$ 10.63	$ 9.88
Stock options | Minimum
Fair value assumptions:
Expected term (in years)	5 years 3 months 18 days	5 years
Stock options | Maximum
Fair value assumptions:
Expected term (in years)	5 years 4 months 24 days	5 years 2 months 12 days
Employee Stock Purchase Plan
Fair value assumptions:
Risk-free interest rate, Minimum	4.30%	5.20%	0.70%
Risk-free interest rate, Maximum	4.90%	5.50%	3.90%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6 months	6 months	6 months
Expected volatility, Minimum	54.90%	72.80%	51.90%
Expected volatility, Maximum	66.00%	82.50%	117.30%
Weighted-average grant date fair value per share (in dollars per share)	$ 3.84	$ 3.19	$ 3.53